NPORT-EX

Upright Growth and Income Fund

Schedule of Investments

March 31, 2020 (unaudited)

Company	Number of Shares	Market Value
COMMON STOCKS 51.41%
Consumer 1.22%
Bed Bath & Beyond Inc.	1,500	6,315
Tapestry, Inc.	300	3,885
		10,200

Drug Manufacturer-other 7.69%
AbbVie Inc.	600	45,714
Teva Pharmaceutical Industries Limited* ADR	2,000	17,960
		63,674
Electrical Industry 0.95%
General Electric Company	1,000	7,940

Financial Services 4.82%
Goldman Sachs Group Inc	200	30,918
J P Morgan Chase & Company	100	9,003
		39,921

Healthcare Services 2.14%
CVS Health Corporation	300	17,799

Leisure 2.46%
The Walt Disney Company	200	20,393

Oil 1.37%
Exxon Mobil Corporation	300	11,391

Pharmaceutical 2.76%
Walgreens Boots Alliance, Inc.	500	22,875

Semiconductor 11.43%
Nvidia Corp	150	39,540
Silicon Motion Technology Corporation	1,500	54,990
		94,530
IC Design 16.57%
Himax Technologies, Inc.* ADR	50,000	137,000

Total Common Stocks (Cost $706,386)		$424,650

Registered Investment Companies 0.34%
ProShares S&P 500 Dividend Aristocrats ETF (Cost $3,118)	50	$2,884

Short-term Investments 21.41%
Fidelity Government Portfolio Class I	17,714	17,714
First American Government Obligation Fund Class X	17,715	17,715
First American Government Obligation Fund Class Z	17,714	17,714
First American Treasury Obligation Fund Class X	17,715	17,715
First American Treasury Obligation Fund Class Z	17,714	17,714
Invesco Government and Agency Portfolio Institutional	17,715	17,715
Invesco Treasury Obligation Institutional	17,714	17,714
Invesco Treasury Portfolio Institutional	17,715	17,715
Morgan Stanley Institutional Liquidity Fund- Government Portfolio Institutional	17,714	17,714
Morgan Stanley Institutional Liquidity Fund- Treasury Portfolio Institutional	17,715	17,715
Total Short Term Investments (Cost)		$177,143

Total Investments (Cost 886,647) 73.16%		$604,677

Other Assets less Liabilities 26.84%		$221,824

Net Assets 100%		$826,501

*Non income producing securities

ADR – American Depository Receipt

As of March 31, 2020, the gross unrealized appreciation for all securities totaled $21,457 and the gross unrealized depreciation for all securities totaled $(303,427) for a net unrealized depreciation of $(281,970) for tax purposes.  The aggregate cost of securities including cash and money funds on March 31, 2020 was $886,647.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2020:

Level 1	604,677
Level 2	-
Level 3	-
Total	604,677